Reverse Recapitalization and Pre-Closing Financing (Tables)	9 Months Ended
Sep. 30, 2025
Reverse Recapitalization [Abstract]
Schedule of Recapitalization, Asset Acquired and Liability Assumed
As part of the recapitalization, the Company acquired the assets and assumed the liabilities listed below (in thousands):

Amount
Cash and cash equivalents	$156
Prepaids and other current assets	416
Other current liabilities	(1,020)

Net liabilities assumed	$(448)